Provisions	12 Months Ended
Jun. 30, 2022
Provisions [abstract]
PROVISIONS

8. PROVISIONS

	Years Ended June 30,
	2022	2021

Current
Annual leave (1)	371,877	273,876
Long service leave (1)(2)	284,390	263,492

Total	656,267	537,368

Non-Current
Long service leave (2)	13,753	9,768

A provision has been recognised for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2022	2021	2020
Annual leave
Carrying amount at start of year	273,876	285,360	245,804
Charged/(credited) to profit or loss -additional provisions recognised	242,532	231,981	278,686
Amounts used during the year	(158,968)	(231,061)	(240,734)
Change in foreign exchange	14,437	(12,404)	1,604
Carrying amount at end of year	371,877	273,876	285,360

Long service leave
Carrying amount at start of year	273,260	368,193	391,167
Charged/(credited) to profit or loss -additional provisions recognised	25,210	31,725	40,017
Amounts used during the year	(327)	(126,658)	(62,991)
Carrying amount at end of year	298,143	273,260	368,193

TOTAL	670,020	547,136	653,553

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Group does not have an unconditional right to defer settlement. However, based on past experience, the Group does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2022	2021

Long service leave obligation expected to be settled after 12 months	13,753	9,768